Award Timing Disclosure	12 Months Ended
Jun. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
The Company does not currently grant stock options, stock appreciation rights or similar option-like instruments to its executive officers, and no such awards were granted to any Named Executive Officer during fiscal 2026. The Company’s equity awards to its executive officers consist of restricted stock units subject to performance conditions, which are generally granted once a year in the fall, after the Company files its Annual Report on Form 10-K. Because the Company does not currently grant stock options or similar option-like awards, it has not adopted a formal policy regarding the timing of such awards in relation to the disclosure of material nonpublic information, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s equity awards to its executive officers consist of restricted stock units subject to performance conditions, which are generally granted once a year in the fall, after the Company files its Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because the Company does not currently grant stock options or similar option-like awards, it has not adopted a formal policy regarding the timing of such awards in relation to the disclosure of material nonpublic information, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false